Retirement Plans (Schedule Of Accumulated Benefit Obligations Exceeding Fair Value Of Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected Benefit Obligation (PBO)	$ 257.0	$ 190.4
Accumulated Benefit Obligation (ABO)	198.5	163.6
Fair value of plan assets	140.5	136.9
Non-U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected Benefit Obligation (PBO)	87.6	104.2
Accumulated Benefit Obligation (ABO)	69.2	77.7
Fair value of plan assets	$ 5.9	$ 17.8